CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total		Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning Balance at Dec. 31, 2009	$ 326,410		$ 448	$ 285,264	$ 40,706	$ (8)
Beginning Balance (in shares) at Dec. 31, 2009			44,803,735
Equity-settled share-based payment	95			95
Deemed contribution of services	1,584			1,584
Consolidated net income	15,006	[1]			15,006
Cash dividends ($0.60 per share in 2012, 0.28 per share in 2011, $0.20 per share in 2010)	(8,961)				(8,961)
Ending balance at Dec. 31, 2010	334,134		448	286,943	46,751	(8)
Ending balance (in shares) at Dec. 31, 2010			44,803,735
Equity-settled share-based payment	112			112
Consolidated net income	505	[1]			505
Cash dividends ($0.60 per share in 2012, 0.28 per share in 2011, $0.20 per share in 2010)	(12,545)				(12,545)
Ending balance at Dec. 31, 2011	322,206		448	287,055	34,711	(8)
Ending balance (in shares) at Dec. 31, 2011			44,803,735
Equity-settled share-based payment	547			547
Consolidated net income	66,921	[1]			66,921
Cash dividends ($0.60 per share in 2012, 0.28 per share in 2011, $0.20 per share in 2010)	(26,882)				(26,882)
Ending balance at Dec. 31, 2012	$ 362,792		$ 448	$ 287,602	$ 74,750	$ (8)
Ending balance (in shares) at Dec. 31, 2012			44,803,735

[1]	"Nam Tai" refers to Nam Tai Electronics, Inc.